Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

POLAR CAPITAL EMERGING MARKET STARS FUND

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

(each a “Fund”, together the “Funds”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated November 20, 2024

to the Prospectus and Statement of Additional Information dated July 29, 2024, as supplemented

Effective November 18, 2024, Naomi Waistell is no longer a portfolio manager of the Funds. As of such date, the following changes are being made to the Funds’ Prospectus and the Statement of Additional Information to reflect the departure of Ms. Waistell.

In the Prospectus, within the Fund Summary relating to the Polar Capital Emerging Market Stars Fund, the subsection “Management of the Fund – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

Polar Capital LLP is the Fund’s investment adviser.

Portfolio Manager

Jorry Rask Nøddekær is a Lead Fund Manager with the Adviser and has served as the lead portfolio manager of the Fund since its inception in December 2020.

In the Prospectus, within the Fund Summary relating to the Polar Capital Emerging Market ex-China Stars Fund, the subsection “Management of the Fund – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

Polar Capital LLP is the Fund’s investment adviser.

Portfolio Manager

Jorry Rask Nøddekær is a Lead Fund Manager with the Adviser and has served as a lead portfolio manager of the Fund since its inception in June 2023.

The biographical information related to Ms. Waistell is removed from the “Management of the Funds – Investment Adviser” subsection in the Funds’ Prospectus.

The “Other Accounts Managed” and “Ownership of Securities” subsections under the “Portfolio Managers” section in the Statement of Additional Information are hereby revised to remove information related to Ms. Waistell.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.